Stockholders' Equity - Additional Information (Details)				3 Months Ended	4 Months Ended
	Oct. 23, 2020 shares	Oct. 20, 2020 shares	Sep. 14, 2020 shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Sep. 09, 2020 shares	Aug. 30, 2020 shares
Stock split ratio		0.00057
Stock split, description				The Class B common stock will automatically convert into Class A common stock at the time of the initial Business Combination on a one-for-one basis, subject to increase in respect of the issuance of certain securities, as provided herein.	The Class B common stock will automatically convert into Class A common stock at the time of the initial Business Combination on a one-for-one basis, subject to increase in respect of the issuance of certain securities, as provided herein.
Preferred stock, authorized				1,000,000	1,000,000
Preferred stock, par value | $ / shares				$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0
Preferred stock, outstanding				0	0
Common Class A [Member]
Common stock, authorized				100,000,000	100,000,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Common stock, outstanding				40,250,000	40,250,000
Common stock, issued				40,250,000	40,250,000
Common stock shares, possible redemption				34,004,650	33,488,198
Common stock, issued				6,245,350	6,761,802
Common stock, outstanding				6,245,350	6,761,802		0
Common Class B [Member]
Common stock, authorized				20,000,000	20,000,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Common stock, issued				10,062,500
Common stock, issued				10,062,500	10,062,500	11,500,000
Stock split ratio			0.0075
Common stock, outstanding				10,062,500	10,062,500		0
Common Class B [Member] | Founder [Member]
Reverse split description		Company effectuated a 6-for-7 stock split of the founder shares	Company effectuated an 0.75-for-1 reverse split of the Founder Shares
Stock split ratio		0.857	0.75
Common stock, outstanding		10,062,500	8,625,000
Ownership percentage on common stock issued and outstanding		20.00%		20.00%
Common Class B [Member] | Founder [Member] | Over-Allotment Option [Member]
Underwriter options exercised	1,312,500	1,312,500
Common Class B [Member] | Founder [Member] | Over-Allotment Option [Member] | Maximum [Member]
Shares forfeited	1,312,500	1,312,500